Note 10 - Credit Facilities and Long-Term Debt (Details) - Long term debt, net of current maturities consists of: (EUR €) In Thousands, unless otherwise specified	Jun. 30, 2018	Jun. 30, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
	€ 960	€ 1,320	€ 1,544
		(360)	(409)
		960	1,135
Loan A [Member]
Debt Instrument [Line Items]
Loans		1,200	1,320
Loan B [Member]
Debt Instrument [Line Items]
Loans			62
Loan C [Member]
Debt Instrument [Line Items]
Loans		61	84
Loan E [Member]
Debt Instrument [Line Items]
Loans		32	39
Loan F [Member]
Debt Instrument [Line Items]
Loans		27	39
Current Maturities [Member]
Debt Instrument [Line Items]
		(360)	(409)
Total Long Term Debt [Member]
Debt Instrument [Line Items]
		€ 960	€ 1,135